OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
OTHER COMMITMENTS AND CONTINGENCIES

In the normal course of business, there are outstanding commitments and contingencies not reflected in the accompanying consolidated financial statements.  The Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized on the balance sheets.  The contractual amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

Loan Commitments and Letters of Credit
The contractual amounts of commitments to extend credit represent the amount of potential loss should the contract be fully drawn upon, the customer defaults and the value of any existing collateral be determined as worthless.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Financial instruments whose contract amounts represent credit risk at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
	(In Thousands)
Commitments to extend credit:
Commitments to originate loans	$31,702	$7,531
Undisbursed construction loans	8,426	28,939
Undisbursed home equity lines of credit	52,131	46,819
Undisbursed commercial lines of credit	54,023	47,354
Overdraft protection lines	1,306	1,262
Standby letters of credit	133	173
Total commitments	$147,721	$132,078

Commitments to originate loans at December 31, 2016 and 2015 included fixed rate loan commitments of $16.4 million and $5.3 million, respectively, at interest rates ranging from 2.75% to 8.00% and 2.88% to 5.75%, respectively.
Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include residential and commercial property, accounts receivable, inventory, property, plant and equipment, deposits and securities.

Undisbursed commitments under construction and home equity or commercial lines of credit are commitments for future extensions of credit to existing customers.  Total undisbursed amounts on lines of credit may expire without being fully drawn upon and therefore, do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Letters of credit are primarily issued to support public or private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.

Operating Lease Commitments
The Company leases certain of its branch offices and equipment under operating lease agreements that expire at various dates through 2039.  At December 31, 2016, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2017	$1,472
2018	1,382
2019	1,324
2020	1,224
2021	1,063
Thereafter	6,224
Total	$12,689

Certain leases contain options to extend for periods of 5 to 50 years.  The cost of such extensions is not included in the above amounts.  Rental expense charged to operations for cancelable and noncancelable operating leases was $1.5 million, $1.5 million and $1.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Rental Income Under Subleases
The Company is subleasing excess office space under noncancelable operating leases that expire at various dates through 2024. At December 31, 2016, future minimum lease payments receivable for the noncancelable lease agreement is as follows (in thousands):

2017	$264
2018	36
2019	19
2020	19
2021	19
Thereafter	48
Total	$405

Rental income under the noncancelable lease agreement was $268,000, $213,000 and $27,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Investment Commitments
The Bank is a limited partner in three SBICs and committed to contribute capital of $3.0 million to the limited partnerships.  The Bank recognized no write-downs during the years ended December 31, 2016 and 2015, but recognized write-downs totaling $175,000 on its investment in the SBICs during the year ended December 31, 2014.  The SBICs, with a combined net book value of $2.0 million and $1.8 million at December 31, 2016 and 2015, respectively, net of impairment charges and distributions, are included in other assets. At December 31, 2016, the Bank’s remaining off-balance sheet commitment for capital investment in the SBICs was $813,000.

Change in Control Agreements
The Company has entered into change in control agreements with certain officers that provide for certain benefits for a specified period of time under certain conditions. Under the terms of the agreements, these payments could occur in the event of a change in control of the Company, as defined, along with other specific conditions. Depending on the officer, the severance payment under these agreements is equal to either one, two or three times the individual's annual salary in the event of a change in control.

Legal Matters
Various legal claims arise from time to time in the normal course of business.  Management believes the resolution of these matters will not have a material effect on the Company’s financial condition or results of operations.